Share-based awards (Details 4)	12 Months Ended
	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 $ / shares shares	Sep. 30, 2014 shares	Mar. 31, 2014 $ / shares shares
Share-based awards
Number of shares underlying				619,922,272
Share-based compensation expense | ¥	¥ 13,028,000,000	¥ 2,844,000,000	¥ 1,259,000,000
Partner Capital Investment Plan | Subscription rights
Share-based awards
Agreed-upon exercise price | $ / shares				$ 14.50		$ 14.50
Subscription period	4 years	4 years
Restriction period for the transfer shares	8 years	8 years
Number of shares underlying				18,000,000		18,000,000
Share-based compensation expense | ¥	¥ 211,000,000	¥ 0
Subscription right fair value assumptions
Risk-free interest rate	1.50%	1.03%
Expected dividend yield	0.00%	0.00%
Expected life (years)	4 years	4 years
Expected volatility	38.10%	36.90%
Discount for post-vesting sale restrictions	35.00%	38.00%
Partner Capital Investment Plan | Subscription rights | Management member(s)
Share-based awards
Number of shares underlying						5,000,000
Partner Capital Investment Plan | Subscription rights | Management member(s) | Alibaba Partnership
Share-based awards
Number of shares underlying					1,500,000